UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-21344
                                                -------------

            First Trust/Four Corners Senior Floating Rate Income Fund
            ---------------------------------------------------------
             (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:     May 31
                                            --------------

                 Date of reporting period:  February 28, 2009
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                                               RATINGS (b)                   STATED
VALUE        DESCRIPTION                                             MOODY'S     S&P     RATE         MATURITY(c)   VALUE
-----------  ------------------------------------------              ----------- -----   ------------ -----------   ------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) - 159.6%
             AEROSPACE & DEFENSE - 7.8%
 $  359,429  DAE Aviation Holdings, Inc., Term Loan B1                B3         B+     4.23%-4.92%    07/31/14    $   172,526
    354,324  DAE Aviation Holdings, Inc., Term Loan B2                B3         B+     4.66%-4.92%    07/31/14        170,075
    403,895  GenCorp, Inc., Synthetic Letter of Credit               Ba3         BB        2.73%       04/30/13        270,610
    222,247  GenCorp, Inc., Term Loan                                Ba3         BB        3.51%       04/30/13        148,905
    493,750  L-1 Identity Solutions Operating Company,
               Term Loan                                             Ba3        BB+        6.75%       08/05/13        453,016
    651,099  Robertson Aviation, LLC, Term Loan                      NR(e)      NR(e)   3.20%-3.23%    04/19/13        390,660
    467,764  Safenet, Inc., Term Loan, First Lien                     WR         B+     3.40%-3.66%    04/12/14        253,762
    989,873  Spirit Aerosystems, Inc., Term Loan B                   Ba3        BBB-       2.91%       09/30/13        885,937
    990,315  Vought Aircraft Industries, Inc., Term Loan B           Ba3         B-        2.98%       12/22/11        798,854
                                                                                                                  --------------
                                                                                                                     3,544,345
                                                                                                                  --------------
             AGRICULTURAL PRODUCTS - 1.7%
     93,235  Dole Food Company, Inc., Prefunded Letter
               of Credit                                             Ba3         B+        3.16%       04/12/13         83,575
    164,827  Dole Food Company, Inc., Term Loan B                    Ba3         B+     2.50%-4.25%    04/12/13        147,749
    614,097  Dole Food Company, Inc., Term Loan C                    Ba3         B+     2.56%-4.25%    04/12/13        550,470
                                                                                                                  --------------
                                                                                                                       781,794
                                                                                                                  --------------
             AIRLINES - 0.8%
    495,000  Delta Air Lines, Inc., Synthetic Revolving
             Credit Facility                                         Ba2        BB-     2.44%-2.45%    04/30/12        376,200
                                                                                                                  --------------
             ALUMINUM - 1.3%
    677,188  Novelis Corp., Term Loan                                Ba3         BB        3.46%       07/06/14        401,572
    307,812  Novelis, Inc., Term Loan                                Ba3         BB        3.46%       07/06/14        182,533
                                                                                                                  --------------
                                                                                                                       584,105
                                                                                                                  --------------
             APPAREL RETAIL - 1.3%
    608,036  Hanesbrands, Inc., Term Loan B, First Lien              Ba2        BB+     2.91%-4.00%    09/05/13        569,464
                                                                                                                  --------------
             APPLICATION SOFTWARE - 1.2%
    938,462  Verint Systems, Inc., Term Loan, First Lien              NR         B+        3.71%       05/25/14        558,385
                                                                                                                  --------------
             ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
    992,501  Nuveen Investments, Inc., Term Loan                      B1         B+     3.48%-4.47%    11/13/14        467,893
    451,454  Oxford US Acquisition, LLC, Term Loan,
               Tranche B2                                             Ba3        WR        2.88%       05/12/14        192,620
                                                                                                                  --------------
                                                                                                                       660,513
                                                                                                                  --------------
             AUTOMOBILE MANUFACTURERS - 1.5%
    494,949  Ford Motor Company, Term Loan, First Lien                B2        CCC+       5.00%       12/15/13        158,177
  1,477,406  General Motors Corp, Term Loan, First Lien               B3        CCC        4.15%       11/29/13        529,227
                                                                                                                  --------------
                                                                                                                       687,404
                                                                                                                  --------------
             AUTOMOTIVE RETAIL - 0.7%
    452,328  KAR Holdings, Inc., Term Loan B                         Ba3         B+     2.73%-3.71%    10/18/13        304,317
                                                                                                                  --------------
             BROADCASTING - 5.6%
  1,000,000  Citadel Broadcasting Corporation, Term Loan,
               First Lien                                            Caa2        B+     2.19%-2.23%    06/12/14        380,000
    940,541  Cumulus Media, Inc., Term Loan, First Lien               B3         B         2.20%       06/07/14        378,569
  1,297,913  Gray Television, Inc., Term Loan B                       B3         B      1.95%-2.93%    12/31/14        651,553
    250,000  Paxson Communications Corp., Term Loan,
               First Lien                                             B2        CCC        4.34%       01/15/12         50,000
    500,000  Raycom Media, Inc., Term Loan, Tranche B                 NR         NR        2.00%       06/25/14        350,000
    493,750  Sirius Satellite Radio, Inc., Term Loan,
               First Lien                                            Caa1        B-        2.75%       12/20/12        370,313
    385,250  Univision Communications, Inc., Term Loan,
               Second Lien                                           Caa2       CCC        2.98%       03/29/09        341,588
                                                                                                                  --------------
                                                                                                                     2,522,023
                                                                                                                  --------------
             CABLE & SATELLITE - 2.7%
    476,297  Charter Communications Operating, LLC,
               Term Loan (j)                                          B1         C      3.18%-3.36%    03/06/14        378,061
    448,486  CSC Holdings, Inc., Incremental Term Loan               Ba1        BBB-    2.21%-2.69%    03/29/13        407,328
    500,000  UPC Distribution Holding B.V., Term Loan N              Ba3         B+        2.16%       12/31/14        423,750
                                                                                                                  --------------
                                                                                                                     1,209,139
                                                                                                                  --------------
             CASINOS & GAMING - 9.0%
    224,409  Cannery Casino Resorts, LLC, Delayed Draw
               Term Loan                                              B1         BB     2.66%-2.73%    05/18/13        206,457


                See Notes to Quarterly Portfolio of Investments
                                                                         Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                                               RATINGS (b)                    STATED
VALUE        DESCRIPTION                                             MOODY'S     S&P     RATE          MATURITY(c)  VALUE
-----------  ------------------------------------------              ----------- -----   ------------  -----------  ------------

SENIOR FLOATING-RATE LOAN INTERESTS (d)  (CONTINUED)

             CASINOS & GAMING - (CONTINUED)
 $  271,457  Cannery Casino Resorts, LLC, Term Loan,
               First Lien                                              B1         BB          2.72%    05/18/13     $  249,740
    458,495  CCM Merger, Inc., Term Loan B                             B3         B+      6.75%-8.50%  04/25/12        259,050
    181,818  Golden Nugget, Inc., Delayed Draw Term Loan               B3         B-    2.00%(f)-2.48% 06/30/14         69,091
    318,182  Golden Nugget, Inc., Term Loan,
                First Lien                                             B3         B-          2.48%    06/14/14        120,909
     87,353  Isle of Capri Casinos, Inc., Delayed
               Draw Term Loan A                                        B1         B+          3.21%    11/30/13         56,834
    115,882  Isle of Capri Casinos, Inc., Delayed
               Draw Term Loan B                                        B1         B+          3.21%    11/30/13         75,396
    289,706  Isle of Capri Casinos, Inc., Term
               Loan, First Lien                                        B1         B+          3.21%    11/30/13        188,490
    261,701  Las Vegas Sands, LLC, Delayed Draw
               Term Loan 1                                             B2         B+          2.16%    05/23/14        115,476
    704,354  Las Vegas Sands, LLC, Term Loan, Tranche B,
               First Lien                                              B2         B+          2.16%    05/23/14        310,796
    116,437  Seminole Tribe of Florida, Delayed Draw
               Term Loan B1                                          Baa3       BBB           3.00%    03/05/14        104,405
    419,312  Seminole Tribe of Florida, Delayed Draw
               Term Loan B2                                          Baa3       BBB           3.00%    03/05/14        375,983
    372,470  Seminole Tribe of Florida, Delayed Draw
               Term Loan B3                                          Baa3       BBB           3.00%    03/05/14        333,981
  1,000,000  VML US Finance, LLC, Term Loan                            B2         B           2.73%    05/25/13        575,455
  2,035,714  WIMAR LANDCO, LLC, Term Loan (h)                          WR        WR           4.50%    07/03/08        712,500
  1,411,314  WIMAR OPCO, LLC, Term Loan (h)                            WR        WR           6.50%    01/03/12        306,457
                                                                                                                  --------------
                                                                                                                     4,061,020
                                                                                                                  --------------
             COMPUTER HARDWARE - 1.5%
  1,430,641  Activant Solutions Holdings, Inc., Term Loan             B1         B+          3.44%     05/02/13        672,400
                                                                                                                  --------------
             DATA PROCESSING & OUTSOURCED SERVICES - 1.9%
  1,477,500  Clarke American Corp., Term Loan B                       B1        BB-      2.98%-3.96%   06/30/14        870,248
                                                                                                                  --------------

             DIVERSIFIED CHEMICALS - 6.5%
    196,364  Brenntag Holding GmbH & Company KG, Acquisition Term
               Loan                                                   B1          B+     2.47%-3.50%   01/17/14        155,127
    803,636  Brenntag Holding GmbH & Company KG, Term Loan B2         B1          B+     2.47%-3.50%   01/17/14        634,873
  1,455,476  Huntsman International, LLC, Term Loan                  Ba1         BB+          2.23%    04/19/14      1,004,278
    134,411  LyondellBasell Industries AF S.C.A., DIP Term
               Loan (g) (h)                                          Caa2        C     1.50%(f)-13.00% 12/15/09        131,362
      8,276  LyondellBasell Industries AF S.C.A., Dutch
               Revolving Credit Facility (h)                         Caa2        C           5.75%     12/20/13          1,552
     19,716  LyondellBasell Industries AF S.C.A., Dutch Term
               Loan A (h)                                            Caa2        C           4.96%     12/20/13          3,450
     23,760  LyondellBasell Industries AF S.C.A., German Term
               Loan B1 (h)                                           Caa2        C           5.16%     12/20/14          4,336
     23,760  LyondellBasell Industries AF S.C.A., German Term
               Loan B2 (h)                                           Caa2        C           5.16%     12/20/14          4,336
     23,760  LyondellBasell Industries AF S.C.A., German Term
               Loan B3 (h)                                           Caa2        C           5.16%     12/20/14          4,336
    103,101  LyondellBasell Industries AF S.C.A., Term Loan
               B1 (h)                                                Caa2        C           7.00%     12/20/14         40,381
    103,101  LyondellBasell Industries AF S.C.A., Term Loan
               B2 (h)                                                Caa2        C           7.00%     12/20/14         29,899
    103,101  LyondellBasell Industries AF S.C.A., Term Loan
               B3 (h)                                                Caa2        C           7.00%     12/20/14         38,147
     31,035  LyondellBasell Industries AF S.C.A., U.S. Primary
               Revolving Credit Facility (h)                         Caa2        C           5.75%     12/20/13          9,155
     59,131  LyondellBasell Industries AF S.C.A., U.S. Term
               Loan A (h)                                            Caa2        C           5.75%     12/20/13         26,905
    994,819  Rockwood Specialties Group, Inc., Term Loan E           Ba2         BB+         1.98%     07/30/12        873,782
                                                                                                                  --------------
                                                                                                                     2,961,919
                                                                                                                  --------------
             DIVERSIFIED METALS & MINING - 1.9%
    932,500  Alpha Natural Resources, LLC, Term Loan B                Ba3        BB+         3.00%     10/26/12        846,244
                                                                                                                  --------------
             ELECTRIC UTILITIES - 11.3%
    432,681  Astoria Generating Company Acquisitions, LLC,
               Term Loan B                                            B1         BB-      2.20%-2.23%  02/23/12        389,413
  1,000,000  Calpine Corporation, First Priority Term Loan            B2         B+          4.34%     03/29/14        725,357
    163,274  Covanta Energy Corporation, Synthetic Letter of Credit   Ba2        BB          2.93%     02/09/14        146,742
    325,846  Covanta Energy Corporation, Term Loan B                  Ba2        BB       2.00%-3.75%  02/09/14        292,854
    592,593  Mirant North America, LLC, Term Loan                     Ba2        BB          2.23%     01/03/13        540,248
  1,823,853  NRG Energy, Inc., Synthetic Letter of Credit             Ba1        BB          2.96%     02/01/13      1,674,753
    971,038  Riverside Energy Center, LLC, Term Loan                  Ba3        BB-         5.42%     06/24/11        883,645
     84,958  Rocky Mountain Energy Center, LLC
               Synthetic Letter of Credit                             Ba2        BB-         5.42%     06/24/11         77,312


                See Notes to Quarterly Portfolio of Investments
                                                                         Page 2


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                                               RATINGS (b)                    STATED
VALUE        DESCRIPTION                                             MOODY'S     S&P     RATE          MATURITY(c)  VALUE
-----------  ------------------------------------------              ----------- -----   ------------  -----------  ------------

SENIOR FLOATING-RATE LOAN INTERESTS (d)  (CONTINUED)

             ELECTRIC UTILITIES - (CONTINUED)
 $  444,764  Rocky Mountain Energy Center, LLC, Term Loan             Ba3        BB-       5.42%       06/24/11     $  404,735
                                                                                                                  --------------
                                                                                                                     5,135,059
                                                                                                                  --------------
             ELECTRICAL COMPONENTS & EQUIPMENT - 1.2%
    626,842  Itron, Inc., Term Loan B                                 Ba3         B+       2.23%       04/18/14        551,621
                                                                                                                  --------------
             ENVIRONMENTAL & FACILITIES SERVICES - 1.4%
     31,447  EnergySolutions, LLC, Synthetic Letter of Credit         Ba2       NR(e)      2.73%       06/07/13         27,358
    227,060  EnergySolutions, LLC, Term Loan (Duratek)                Ba2       NR(e)      4.15%       06/07/13        197,542
    473,263  EnergySolutions, LLC, Term Loan (EnergySolutions)        Ba2       NR(e)      4.15%       06/07/13        411,739
                                                                                                                  --------------
                                                                                                                       636,639
                                                                                                                  --------------
             FOOD DISTRIBUTORS - 3.8%
    849,167  Birds Eye Foods, Inc., Term Loan, First Lien            NR(e)      NR(e)      3.21%       03/22/13        774,865
    491,250  Dean Foods Company, Term Loan B                           B1         BB    1.98%-2.96%    04/02/14        439,178
    500,000  New Uno Acquisition Corporation, Term Loan, Tranche B   NR(e)      NR(e)      6.50%       10/06/14        493,334
                                                                                                                  --------------
                                                                                                                     1,707,377
                                                                                                                  --------------
             FOOD RETAIL - 0.8%
    396,624  SUPERVALU, Inc., Term Loan B                             Ba3        BB+       1.70%       06/02/12        350,792
                                                                                                                  --------------
             FOREST PRODUCTS - 0.6%
    338,429  Georgia-Pacific Corporation, Term Loan B2                Ba2        BB+    2.96%-4.19%    12/20/12        292,107
                                                                                                                  --------------
             GAS UTILITIES - 1.9%
  1,000,000  Atlas Pipeline Partners, L.P., Term Loan                 Ba2        BB-       3.23%       07/27/14        861,250
                                                                                                                  --------------
             HEALTH CARE FACILITIES - 5.1%
    938,136  Health Management Associates, Inc., Term Loan B           B1        BB-       3.21%       02/28/14        748,164
    974,684  Select Medical Corporation, Term Loan B                  Ba2         B+    2.47%-4.25%    02/24/12        779,747
    155,645  United Surgical Partners International, Inc.
               Delayed Draw Term Loan                                 Ba3         B        2.47%       04/19/14        126,851
    824,032  United Surgical Partners International, Inc.,
               Term Loan B                                            Ba3         B     2.47%-3.16%    04/19/14        671,586
                                                                                                                  --------------
                                                                                                                     2,326,348
                                                                                                                  --------------
             HEALTH CARE SERVICES - 8.9%
     66,229  CHS/Community Health Systems, Inc., Delayed Draw
               Term Loan                                              Ba3         BB       2.73%       07/25/14         56,076
  1,294,054  CHS/Community Health Systems, Inc., Term Loan            Ba3         BB    2.73%-3.51%    07/25/14      1,095,682
    500,000  DaVita, Inc., Term Loan B-1                              Ba1        BB+    1.91%-2.96%    10/05/12        459,688
    897,173  Fresenius Medical Care AG, Term Loan B                   Baa3      BBB-    2.54%-2.95%    03/31/13        812,582
    490,000  Healthways, Inc., Term Loan B                            Ba2         BB       2.96%       12/01/13        426,300
    486,250  Quintiles Transnational Corp., Term Loan B, First Lien    B1         BB       3.46%       03/31/13        428,508
    843,478  US Oncology Holdings, Inc., Term Loan B                  Ba2        BB-    4.56%-6.18%    08/20/11        771,783
                                                                                                                  --------------
                                                                                                                     4,050,619
                                                                                                                  --------------
             HOMEBUILDING - 0.8%
    489,924  Mattamy Funding Partnership, Term Loan                  NR(e)      NR(e)      3.56%       04/11/13        342,947
                                                                                                                  --------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.2%
  1,000,000  Dynegy Holdings, Inc., Synthetic Letter of Credit        Ba1        BB-       1.98%       04/02/13        827,143
  1,000,000  Texas Competitive Electric Holdings Company, LLC,
               Initial Term Loan B-2                                  Ba3         B+    3.95%-4.45%    10/10/14        623,864
                                                                                                                  --------------
                                                                                                                     1,451,007
                                                                                                                  --------------
             INDUSTRIAL MACHINERY - 0.7%
    492,500  Edwards (Cayman Islands II) Ltd., Term Loan, First Lien   B1        BB-       2.48%       05/31/14        295,500
                                                                                                                  --------------
             INTEGRATED TELECOMMUNICATION SERVICES - 0.9%
     39,075  Telesat Canada, U.S. Delayed Draw Term Loan II            B1        BB-       4.46%       10/31/14         33,190
    454,965  Telesat Canada, U.S. Term Loan I                          B1        BB-    3.91%-5.20%    10/01/14        386,436
                                                                                                                  --------------
                                                                                                                       419,626
                                                                                                                  --------------


                See Notes to Quarterly Portfolio of Investments
                                                                         Page 3


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                                               RATINGS (b)                    STATED
VALUE        DESCRIPTION                                             MOODY'S     S&P     RATE          MATURITY(c)  VALUE
-----------  ------------------------------------------              ----------- -----   ------------  -----------  ------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) - (CONTINUED)

             INTERNET RETAIL - 0.5%
 $  485,904  Sabre Holdings Corp., Term Loan                           B1         B+    2.45%-3.17%    09/30/14    $   230,926
                                                                                                                  --------------
             INVESTMENT BANKING & BROKERAGE - 2.6%
  1,267,197  Ameritrade Holding Corporation, Term Loan B              Baa3       BBB+      1.96%       12/31/12      1,185,146
                                                                                                                  --------------
             IT CONSULTING & OTHER SERVICES - 2.0%
    493,260  Alion Science and Technology Corp., Term Loan             B1         B+       9.50%       02/06/13        295,956
    522,475  Open Solutions, Inc., Term Loan, First Lien               B1        BB-       3.26%       01/23/14        282,136
    470,066  West Corporation, Term Loan B-2                           B1        BB-    2.82%-2.85%    10/24/13        344,176
                                                                                                                  --------------
                                                                                                                       922,268
                                                                                                                  --------------
             LEISURE FACILITIES - 2.9%
    476,279  Cedar Fair, L.P., Term Loan                              Ba3        BB-       2.48%       08/30/12        391,591
    795,038  London Area and Waterfront Finance, LLC, Term Loan A    NR(e)      NR(e)      4.69%       03/08/12        556,526
    540,441  Six Flags, Inc., Term Loan B                              B2         B     2.73%-3.68%    04/30/15        387,187
                                                                                                                  --------------
                                                                                                                     1,335,304
                                                                                                                  --------------
             LIFE & HEALTH INSURANCE - 0.9%
    103,629  Conseco, Inc., Term Loan                                  B2        CCC       2.45%       10/10/13         58,032
    424,877  Multiplan Merger Corporation, Term Loan C                 B1         B+       3.00%       04/12/13        348,399
                                                                                                                  --------------
                                                                                                                       406,431
                                                                                                                  --------------
             MORTGAGE REITS - 0.9%
    440,000  LNR Property Corporation, Initial Term Loan, Tranche B    B2         BB       3.92%       07/12/11        231,000
    440,000  LNR Property Corporation, Term Loan, Tranche A-1          B2         BB       3.92%       07/12/09        190,666
                                                                                                                  --------------
                                                                                                                       421,666
                                                                                                                  --------------
             MOVIES & ENTERTAINMENT - 9.5%
    992,327  AMC Entertainment, Inc., Term Loan                       Ba1        BB-       1.98%       01/26/13        873,248
     35,433  Deluxe Entertainment Services Group, Inc., Credit Linked
               Term Loan A                                            Ba3         B-       3.71%       05/11/13         21,260
    629,386  Deluxe Entertainment Services Group, Inc., Term Loan,
               Tranche B                                              Ba3         B-    3.42%-3.71%    05/11/13        377,632
     61,622  Deluxe Entertainment Services Group, Inc., Term Loan,
               Tranche C                                              Ba3         B-       3.71%       05/11/13         36,973
    481,266  Discovery Communications Holding, LLC, Term Loan B      NR(e)      NR(e)      3.46%       05/14/14        436,233
    500,000  National CineMedia, LLC, Term Loan B                      B1         B+       3.75%       02/13/15        408,750
    994,911  Regal Cinemas Corporation, Term Loan B                   Ba2        BB-       5.21%       10/27/13        914,414
    498,750  TWCC Holding Corp., Term Loan B                          Ba2         BB       7.25%       09/14/15        475,808
    902,678  WMG Acquisition Corp., Term Loan                         Ba3         BB    2.45%-3.26%    03/01/11        774,949
                                                                                                                  --------------
                                                                                                                     4,319,267
                                                                                                                  --------------
             MULTI-UTILITIES - 1.5%
    689,274  KGEN, LLC, Synthetic Letter of Credit                     B1         BB       3.25%       02/08/14        482,492
    309,148  KGEN, LLC, Term Loan B                                    B1         BB       3.25%       02/08/14        216,404
                                                                                                                  --------------
                                                                                                                       698,896
                                                                                                                  --------------
             OFFICE REITS - 0.8%
  1,000,000  Tishman Speyer Real Estate D.C. Area Portfolio, L.P.,
               Term Loan                                              WR         B+        2.22%       12/27/12        350,000
                                                                                                                  --------------
             OFFICE SERVICES & SUPPLIES - 2.8%
    940,265  Emdeon Business Services, LLC, Term Loan, First Lien      B1        BB-       3.46%       11/16/13        808,628
    500,000  Pike Electric, Inc., Term Loan C                        NR(e)      NR(e)      2.00%       12/10/12        455,000
                                                                                                                  --------------
                                                                                                                     1,263,628
                                                                                                                  --------------
             OIL & GAS EQUIPMENT & SERVICES - 3.2%
    985,000  Hercules Offshore, Inc., Term Loan                       Ba3         BB       3.21%       07/11/13        690,731
    387,488  Targa Resources, Inc., Synthetic Letter of Credit        Ba3         B+       3.46%       10/31/12        277,441
    674,455  Targa Resources, Inc., Term Loan                         Ba3         B+    3.46%-5.98%    10/31/12        482,910
                                                                                                                  --------------
                                                                                                                     1,451,082
                                                                                                                  --------------
             OIL & GAS EXPLORATION & PRODUCTION - 2.1%
    316,591  ATP Oil & Gas Corporation, Term Loan, Tranche B1          NR         NR       8.50%       07/15/14        173,070


                See Notes to Quarterly Portfolio of Investments
                                                                         Page 4


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                                               RATINGS (b)                    STATED
VALUE        DESCRIPTION                                             MOODY'S     S&P     RATE          MATURITY(c)  VALUE
-----------  ------------------------------------------              ----------- -----   ------------  -----------  ------------

SENIOR FLOATING-RATE LOAN INTERESTS (d) (CONTINUED)

             OIL & GAS EXPLORATION & PRODUCTION - (CONTINUED)
 $   99,004  ATP Oil & Gas Corporation, Term Loan, Tranche B2          NR         NR       8.50%       01/15/11    $    54,122
    989,783  Helix Energy Solutions Group, Inc., Term Loan            Ba2         BB    2.47%-3.16%    07/01/13        748,523
                                                                                                                  --------------
                                                                                                                       975,715
                                                                                                                  --------------
             OIL & GAS REFINING & MARKETING - 0.8%
     86,207  Calumet Lubricants Co., L.P., Synthetic Letter of Credit  B1         B        5.28%       01/03/15         42,672
    646,699  Calumet Lubricants Co., L.P., Term Loan                   B1         B     4.46%-5.24%    01/03/15        320,116
                                                                                                                  --------------
                                                                                                                       362,788
                                                                                                                  --------------
             OIL & GAS STORAGE & TRANSPORTATION - 3.2%
  1,150,000  Energy Transfer Equity, L.P., Term Loan B                Ba2         NR       2.99%       11/01/12      1,000,500
    495,000  Enterprise GP Holdings, L.P., Term Loan B                Ba2        BB-    2.70%-3.65%    11/08/14        450,450
                                                                                                                  --------------
                                                                                                                     1,450,950
                                                                                                                  --------------
             PACKAGED FOODS & MEATS - 2.5%
    722,257  Michael Foods, Inc., Term Loan B1                        Ba3        BB-    3.00%-3.33%    11/21/10        678,922
    496,203  Weight Watchers International, Inc., Term Loan B         Ba1        BB+    2.00%-2.94%    01/26/14        450,304
                                                                                                                  --------------
                                                                                                                     1,129,226
                                                                                                                  --------------
             PAPER PACKAGING - 3.2%
    497,468  Graham Packaging Holdings Co., Term Loan B, First
               Lien                                                    B1         B+    2.69%-6.31%    10/07/11        416,215
    452,925  Graphic Packaging International, Inc., Term Loan B        Ba3        BB-   2.45%-3.44%    05/16/14        376,682
    141,813  Smurfit-Stone Container Enterprises, Inc., Canadian
               Revolving Credit Facility (h)                           WR         D     2.95%-4.25%    11/01/09         95,724
     85,822  Smurfit-Stone Container Enterprises, Inc., Synthetic
               Letter of Credit (h)                                    WR         D        3.51%       11/01/10         56,857
     97,667  Smurfit-Stone Container Enterprises, Inc., Term
               Loan B (h)                                              WR         D     2.44%-4.25%    11/01/11         64,705
    184,087  Smurfit-Stone Container Enterprises, Inc., Term
               Loan C (h)                                              WR         D     2.44%-2.50%    11/01/11        122,418
     55,658  Smurfit-Stone Container Enterprises, Inc., Term
               Loan C1 (h)                                             WR         D        2.44%       11/01/11         37,012
    427,646  Smurfit-Stone Container Enterprises, Inc., U.S.
               Revolving Credit Facility (h)                           WR         D     2.50%-4.25%    11/01/09        288,661
                                                                                                                  --------------
                                                                                                                     1,458,274
                                                                                                                  --------------
             PAPER PRODUCTS - 3.3%
    751,172  Appleton Papers, Inc., Term Loan, First Lien             Ba3        BB-    2.99%-3.22%    06/05/13        548,356
  1,147,500  Domtar Corporation, Term Loan B                          Baa3      BBB-       1.82%       03/07/14        961,031
                                                                                                                  --------------
                                                                                                                     1,509,387
                                                                                                                  --------------
             PHARMACEUTICALS - 3.4%
    972,532  Cardinal Health 409, Inc., Dollar Term Loan              Ba3        BB-       3.71%       04/10/14        573,794
    912,500  Graceway Pharmaceuticals, LLC, Term Loan, First Lien     Ba3        BB        4.21%       05/03/12        595,406
    203,352  Stiefel Laboratories, Inc., Delayed Draw Term Loan        B1        BB-       3.41%       12/28/13        167,765
    265,863  Stiefel Laboratories, Inc., Initial Term Loan             B1        BB-       3.41%       12/28/13        219,337
                                                                                                                  --------------
                                                                                                                     1,556,302
                                                                                                                  --------------
             PUBLISHING - 5.2%
     13,704  Cenveo Corporation, Delayed Draw Term Loan               Ba2        BB+       3.28%       06/21/13          8,771
    479,993  Cenveo Corporation, Term Loan C                          Ba2        BB+       3.28%       06/21/13        307,196
    135,870  GateHouse Media, Inc., Delayed Draw Term Loan B         Caa1       CCC+    2.45%-2.48%    08/28/14         32,892
    364,130  GateHouse Media, Inc., Initial Term Loan                Caa1       CCC+       2.48%       08/28/14         88,150
  1,960,000  Idearc, Inc., Term Loan B (j)                            B3        CCC     2.48%-3.46%    11/17/14        683,550
    409,766  Media News Group, Inc., Term Loan B                     Caa2       CCC+       3.41%       12/30/10         54,636
    628,939  RH Donnelley, Inc., Term Loan D-2                         B1         B-       6.75%       06/30/11        347,713
  1,976,237  Tribune Company, Term Loan B (h) (i)                      WR         D        5.25%       05/19/14        515,057
    500,000  Yell Group, PLC, Term Loan B1                            Ba3        BB-       3.48%       10/27/12        310,625
                                                                                                                  --------------
                                                                                                                     2,348,590
                                                                                                                  --------------
             REAL ESTATE DEVELOPMENT - 0.1%
    105,110  Shea Capital I, LLC, Term Loan B                        NR(e)      NR(e)   3.72%-4.50%    10/27/11         49,402
                                                                                                                  --------------
             RETAIL REITS - 4.0%
    930,263  Capital Automotive, L.P., Term Loan                     Ba1         BB        2.17%       12/16/10        434,123
  1,975,000  The Macerich Partnership, L.P., Term Loan               NR(e)      NR(e)      2.00%       04/26/10      1,382,500
                                                                                                                  --------------
                                                                                                                     1,816,623
                                                                                                                  --------------


               See Notes to Quarterly Portfolio of Investments
                                                                        Page 5



FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

PRINCIPAL                                                               RATINGS (b)                    STATED
VALUE        DESCRIPTION                                             MOODY'S     S&P     RATE          MATURITY(c)  VALUE
-----------  ------------------------------------------              ----------- -----   ------------  -----------  ------------

SENIOR FLOATING-RATE LOAN INTERESTS (d)  (CONTINUED)

             SEMICONDUCTORS - 1.4%
 $1,456,179  Freescale Semiconductors, Inc., Term Loan, First Lien     B1         B-         3.93%     12/01/13    $   629,277
                                                                                                                  --------------
             SPECIALIZED CONSUMER SERVICES - 6.5%
  1,523,256  Affinion Group, Inc., Term Loan B                        Ba2         BB      3.75%-3.96%  10/17/12      1,228,760
     19,254  ARAMARK Corporation, Prefunded Synthetic Letter
               of Credit                                              Ba3         BB         3.90%     01/26/14         16,633
    303,424  ARAMARK Corporation, Term Loan                           Ba3         BB         3.33%     01/26/14        262,124
    500,000  Asurion Corp., Term Loan, First Lien                    NR(e)      NR(e)     3.45%-4.24%  07/03/14        372,188
    483,459  N.E.W. Holdings I, LLC, Term Loan, First Lien           NR(e)      NR(e)     2.95%-4.69%  05/22/14        294,907
    987,381  Nielsen Finance, LLC, Dollar Term Loan                   Ba3         B+         2.45%     08/09/13        774,682
                                                                                                                  --------------
                                                                                                                     2,949,294
                                                                                                                  --------------
             SPECIALIZED FINANCE - 0.5%
    500,000  J.G. Wentworth, LLC, Term Loan, First Lien                Ca        CCC+        3.71%     04/04/14         45,000
    941,667  Peach Holdings, Inc., Term Loan                           B2         B       4.73%-5.71%  11/21/13        202,458
                                                                                                                  --------------
                                                                                                                       247,458
                                                                                                                  --------------
             SPECIALTY CHEMICALS - 1.8%
    982,500  Celanese Holdings, LLC, Term Loan, First Lien            Ba2        BB+         2.94%     04/02/14        799,373
                                                                                                                  --------------
             SPECIALTY STORES - 0.6%
    461,635  The Yankee Candle Company, Inc., Term Loan               Ba3        BB-      2.42%-3.47%  02/06/14        280,058
                                                                                                                  --------------
             SYSTEMS SOFTWARE - 1.3%
    939,808  Dealer Computer Services, Inc., Term Loan, First Lien    Ba2         BB         2.48%     10/26/12        610,875
                                                                                                                  --------------
             TECHNOLOGY DISTRIBUTORS - 1.6%
    605,000  H3C Holdings, Ltd., Term Loan B                          Ba2         BB         6.70%     09/28/12        498,956
    496,183  Sensata Technologies Finance Company, LLC, Term Loan,
               First Lien                                              B3         B       2.66%-2.93%  04/27/13        221,422
                                                                                                                  --------------
                                                                                                                       720,378
                                                                                                                  --------------
             TRUCKING - 2.4%
    277,778  The Hertz Corporation, Prefunded Synthetic Letter
                of Credit                                             Ba1        BB+         3.28%     12/21/12        182,639
  1,390,202   The Hertz Corporation, Term Loan                        Ba1        BB+      2.20%-2.65%  12/21/12        914,058
                                                                                                                  --------------
                                                                                                                     1,096,697
                                                                                                                  --------------
             WIRELESS TELECOMMUNICATION SERVICES - 0.6%
    306,471  Clearwire Corporation, Delayed Draw Term Loan,
               First Lien                                             B3         B+      7.77%-9.26%   07/03/12        177,753
    187,279  Clearwire Corporation, Term Loan, First Lien             B3         B+          8.75%     07/03/12        108,622
                                                                                                                  --------------
                                                                                                                       286,375
                                                                                                                  --------------


             TOTAL SENIOR FLOATING-RATE LOAN INTERESTS (d)                                                          72,492,068
                                                                                                                  --------------
             (Cost $105,352,295)

SENIOR FLOATING-RATE NOTES - 0.1%

             ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
    325,000  NXP B.V.                                                Caa1       CCC          3.84%     10/15/13         53,219
                                                                                                                  --------------
             LEISURE FACILITIES - 0.0%
    250,000  HRP Myrtle Beach (h) (i) (k) (m)                         WR         NR          7.37%     04/01/12              0
                                                                                                                  --------------

             TOTAL SENIOR FLOATING-RATE NOTES                                                                           53,219
                                                                                                                  --------------
             (Cost $575,741)

NOTES - 0.0%
             HOMEBUILDING - 0.0%
    145,455  TOUSA, Inc. (Payment-In-Kind Election
               Note) (h) (k) (l) (m)                                 NR         NR         14.75%     07/01/15               0
                                                                                                                  --------------
             TOTAL NOTES                                                                                                     0
                                                                                                                  --------------
             (Cost $87,273)

               See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)

SHARES        DESCRIPTION                                                                                           VALUE
---------     --------------------------------------------------------------------------------------------------    ------------

PREFERRED STOCKS - 0.0%
             HOMEBUILDING - 0.0%
      855    TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (h) (i) (k) (m)                        0
                                                                                                                  --------------
             TOTAL PREFERRED STOCKS                                                                                          0
                                                                                                                  --------------
             (Cost $512,727)

PRINCIPAL
AMOUNT        DESCRIPTION                                                                                           VALUE
---------     --------------------------------------------------------------------------------------------------    ------------

SHORT-TERM INVESTMENTS - 2.3%

             ASSET MANAGEMENT & CUSTODY BANKS - 2.3%
$ 1,054,499  JPMorgan Federal Money Market Fund - 0.18% (n)                                                        $ 1,054,449
                                                                                                                  --------------
             TOTAL SHORT-TERM INVESTMENTS                                                                            1,054,449
                                                                                                                  --------------
             (Cost $1,054,449)

             TOTAL INVESTMENTS - 162.0%                                                                             73,599,736
             (Cost $107,582,485) (o)

             NET OTHER ASSETS AND LIABILITIES - (0.1)%                                                                 (56,352)

             OUTSTANDING LOAN - (13.5)%                                                                             (6,100,000)

             MONEY MARKET CUMULATIVE PREFERRED(R) SHARES, AT LIQUIDATION VALUE
             (INCLUDING ACCRUED DISTRIBUTIONS) - (48.4)%                                                           (22,001,318)

                                                                                                                  --------------
             NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) - 100.0%                                               $45,442,066
                                                                                                                  ==============


               See Notes to Quarterly Portfolio of Investments

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
FEBRUARY 28, 2009 (UNAUDITED)


---------------------------------------------------------------

       (a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shareholders.

       (b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

       (c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

       (d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.

       (e) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

       (f)   Represents commitment fee rate on unfunded loan commitment.


       (g) This DIP facility is partially drawn per Debtor-In-Possession Credit Agreement dated March 3, 2009.

       (h) This borrower has filed for protection in federal bankruptcy court.

       (i)   Non-income producing security.

       (j) This borrower has filed for protection in federal bankruptcy court subsequent to the date of this report.

       (k) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 1F in the Notes to Quarterly Portfolio of Investments).

       (l) This security is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum will be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and (ii). Interest is to be paid semi-annually; however, this issuer is in default and income is not being accrued.

       (m) This security is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.

       (n)   Represents the daily interest rate in effect at February 28, 2009.

       (o) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,115 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $33,983,864.

        NR   Not rated.

        WR   Withdrawn rating.

------------------------------------------------------

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's total investments as of February 28, 2009 is as follows (See Note 1A in the Notes to Quarterly Portfolio of Investments):

                                                                    INVESTMENTS
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                         $     1,054,449
Level 2 - Other Significant Observable Inputs                        72,545,287
Level 3 - Significant Unobservable Inputs                                     -
                                                                ---------------
Total                                                                73,599,736
                                                                ===============


               See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          FEBRUARY 28, 2009 (UNAUDITED)

                  1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of June 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are as follows:

     o  Level 1 - quoted prices in active markets for identical securities
     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          FEBRUARY 28, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2009 is included with the Fund's Portfolio of Investments.

B. CREDIT DEFAULT SWAPS:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. In exchange, the seller receives the par value of securities of the reference obligor. In the case of cash settlement, the seller will pay the difference between par and the market value of the securities of the reference obligor. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate cash or liquid assets in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains cash or liquid assets for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may only enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. As of February 28, 2009, the Fund had no credit default swaps.

C. REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. As of February 28, 2009, the Fund had no open repurchase agreements.

D. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At February 28, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

E. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $119,924 as of February 28, 2009. The Fund is obligated to fund these loan commitments at the borrower's discretion.

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          FEBRUARY 28, 2009 (UNAUDITED)

F. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund held restricted securities at February 28, 2009 as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.


                                                                                                     % OF
                                                                                                     NET ASSETS
                                                                                                     APPLICABLE
                               ACQUISITION   PRINCIPAL      VALUE       CURRENT                      TO COMMON
SECURITY                       DATE          VALUE/SHARES   PER SHARE   CARRYING COST     VALUE      SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
HRP Myrtle Beach               3/23/06       $250,000       $ 0.00      $ 250,000        $ 0.00      0.00%
TOUSA, Inc.-Notes              7/31/07(1)    $145,455         0.00         87,273          0.00      0.00
TOUSA, Inc.-Preferred Stocks   7/31/07(1)         855         0.00        512,727          0.00      0.00
                                                                     --------------------------------------------

                                                                        $ 850,000        $ 0.00      0.00%
                                                                     ============================================


(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Four Corners Senior Floating Rate Income Fund
             -----------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 27, 2009
     -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 27, 2009
     -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date April 27, 2009
     -----------------------------


* Print the name and title of each signing officer under his or her signature.